LEASE LIABILITY (Details 1)	Jun. 30, 2020 CAD ($)
Lease liabilities [abstract]
Less than one year	$ 423,429
One to five years	1,722,465
More than five years	1,094,038
Total undiscounted lease obligation	$ 3,239,932